FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Debt to capital ratio	0.39%	0.47%